Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
February 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 103 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to add a new fund, Invesco Emerging Markets Equity Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,

/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel